Revenue	12 Months Ended
Dec. 31, 2023
Revenue
Revenue

Note 3

Revenue

Disaggregation of revenue from contracts with customers by activity

The following table provides information about disaggregated revenue.

EUR’000	2023	2022	2021
Revenue disaggregation
Time charter services and transportation and installation services	99,841	104,578	56,449
Other revenue, including fees earned for early termination by customers of contracts	8,781	1,846	4,489
Total revenue	108,622	106,424	60,938

For the year ended 31 December 2023, lease component, included within time charter services and transportation and installation, amounts to EUR 79 million (2022: EUR 91 million; 2021: EUR 43 million).

Time charter and time charter related revenue

Revenues are recognised over time. Revenue from time charter hire services are contracts with customers where the Group utilises its vessels, equipment and crew to deliver a service to the customer based on either a fixed day rate or milestone deliverables. Contracts may also include other promises such as mobilisation and demobilisation, catering and accommodation.

Transportation and installation revenue

Revenue from Transportation and installation are contracts with customers where the Group utilises its vessels, equipment and crew to perform the transportation and installation of offshore wind turbine foundations as well as heavy lifting operations, decommissioning and planning and engineering.

Revenue from transportation and installation activities may, depending on the contract, represent one or more performance obligations.

Usually a fixed price milestone payment schedule will be agreed upon. The transaction price may include variable elements, such as related to fuel, commodities, etc. Payment terms with customers are considered industry standard and do not include a significant financing component. To the extent possible we obtain payment guarantees to minimise the credit risk during the contract term.

Lease and non-lease components of revenue

Revenue from time charter and T&I services include both a lease component (use of the vessels) and a service component. These components are not treated or priced separately in the contracts, nor does the Group offer either of the services separately.

The service component of time charter contracts is primarily derived from crewing costs with a markup, where the residual is deemed to be the lease component.

Contract assets and liabilities

Customers are typically invoiced on a monthly basis, when the vessels are on contract. Sometimes contracts will accrue revenue for work performed and it will be reported as a contract asset until it is invoiced. For more information about contract assets at the reporting period, refer to Note 14.

The contract liabilities relate to consideration received from customers for the unsatisfied performance obligation in the charter contracts. Revenue will be recognised when the related services are provided to the customers.

EUR’000	2023	2022	2021
Beginning of financial year	3,157	16,156	8,810
Acquisition of businesses	1,913	—	—
Deferred during the year	10,670	2,857	9,097
Recognised as revenue during the year	(1,859)	(15,856)	(1,751)
Total liabilities at end of period	13,881	3,157	16,156

Major customers

For the year ended 31 December 2023, revenue with three customers each exceeded 10% of total revenue. The revenue derived from these three customers was EUR 44.5 million, EUR 28.5 and EUR 22.7 million respectively.

For the year ended 31 December 2022, revenue with two customers each exceeded 10% of total revenue. The revenue derived from these two customers was EUR 52.4 million and EUR 53.2 million respectively.

For the year ended 31 December 2021, revenue with two customers also each exceeded 10% of total revenue. The revenue derived from these two customers was EUR 24.6 million and EUR 29.1 million respectively.

Operating segments and geographical information

The Group operates four windfarm installation vessels, which are viewed as one segment. The vessels operate in a global market and are often redeployed to different regions due to changing customers or contracts. Accordingly, we report our operations as a single reportable segment.

Contract backlog

The Group’s order backlog as of the reported date amount to EUR 1,557 million (2022: EUR 780 million; 2021: EUR 409). The table below includes announced contracts as of 31 December. EUR 192 million of the backlog pertains to contracts that management expect to recognise in 2024.

EUR million	2023	2022[2]	2021[2]
Contract backlog as of 31 December¹
Within one year	192	84	110
After one year	1,365	696	299
Total	1,557	780	409

[1] Contract backlog (excluding bunker) is split between, EUR 1,379 million firm and EUR 178 million options.

[2] Contract backlog (excluding bunker) for 2022 was split between, EUR 653 million firm and EUR 127 million options and for 2021, EUR 351 million firm and EUR 58 million options.